Document and Entity Information	Mar. 02, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 02, 2022
Entity Registrant Name	Renovacor, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39271
Entity Tax Identification Number	83-3169838
Entity Address, Address Line One	P.O. Box 8142
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06836
City Area Code	610
Local Phone Number	424-2650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001799850
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RCOR
Security Exchange Name	NYSEAMER
Warrants to purchase one share of common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	RCOR.WS
Security Exchange Name	NYSEAMER